Income Taxes (Tables)	12 Months Ended
Dec. 31, 2020
Income Taxes
Schedule of income (loss) before income taxes

Income (loss) before income taxes consists of:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$

Mainland China	671,274	400,776	846,584	129,744
Hong Kong	408,240	379,896	345,758	52,990
Cayman Islands	(28,664)	100,232	(1,811,849)	(277,678)
Others	(39,253)	87,071	34,188	5,239
Total	1,011,597	967,975	(585,319)	(89,705)

Schedule of Tax Expense (Benefit)

The tax expense (benefit) comprises:

	Years Ended December 31,
	(Amount in Thousands)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Current Tax	246,079	282,422	324,620	49,750
Deferred Tax	(23,759)	(62,397)	(66,160)	(10,139)
Total	222,320	220,025	258,460	39,611

Reconciliation Between Statutory Tax Rate to Income Before Income Taxes and Actual Provision for Income Taxes

Reconciliation between the statutory tax rate to income (loss) before income taxes and the actual provision for income taxes is as follows:

	Years Ended December 31,
	2018	2019	2020
PRC income tax rate	25.00%	25.00%	25.00%
Expenses not deductible for tax purposes	0.38%	0.04%	(0.33)%
Effect of non-deductible settlement expenses	—	—	(78.12)%
Effect of tax-free investment income	(0.49)%	(1.37)%	1.47%
Effect of different tax rate of subsidiary in other jurisdiction	(2.54)%	(5.13)%	6.44%
Effect of deferred tax asset allowance	1.57%	5.85%	(4.13)%
Effect of tax holidays	(1.00)%	(2.60)%	2.01%
Effect of income from equity in Fund of Fund	0.49%	1.27%	0.16%
Effect of true-ups	(1.51)%	(0.47)%	3.28%
Effect of others	0.10%	0.14%	0.06%
	22.00%	22.73%	(44.16)%

Schedule of Aggregate Amount and Per Share Effect of the Tax Holiday

The aggregate amount and per share effect of the tax holidays (including effect of timing difference reversed in the year with different rate) are as follows:

	Years Ended December 31,
	(Amount in Thousands Except Shares Data)
	2018	2019	2020	2020
	RMB	RMB	RMB	US$
Aggregate	10,106	25,146	11,753	1,802
Per share effect-basic	0.35	0.82	0.38	0.06
Per share effect-diluted	0.33	0.81	0.38	0.06

Principal Components of Deferred Income Tax Asset and Liabilities

The principal components of the deferred income tax asset and liabilities are as follows:

	As of December 31,
	(Amount in Thousands)
	2019	2020	2020
	RMB	RMB	US$
Deferred tax assets:
Accrued expenses	3,240	2,040	313
Tax loss carry forward	215,423	222,615	34,117
Unrealized other loss	1,226	5,150	789
Provision for impairment of investments	—	39,389	6,037
Provision for allowance of credit losses	—	15,412	2,362
Others	4,194	262	40
Gross deferred tax assets	224,083	284,868	43,658
Valuation allowance	(56,653)	(60,628)	(9,292)
Net deferred tax assets	167,430	224,240	34,366
Deferred tax liabilities:
Unrealized investment income	56,401	45,881	7,032
Net deferred tax liabilities (after offsetting)	56,401	45,881	7,032

Schedule of movements of valuation allowance of deferred tax assets

A valuation allowance is provided against deferred tax assets when the Group determines that it is more likely than not that the deferred tax assets will not be utilized in the future. The movements of valuation allowance of deferred tax assets are as follows:

	For the year ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
	(Amount in Thousands)
Balance at beginning of the year	9,183	15,651	56,653
Provided	15,651	56,653	24,196
Write off	(9,183)	(15,651)	(20,221)
Balance at end of the year	15,651	56,653	60,628